INVENTORIES (Tables)	0 Months Ended
Dec. 31, 2013
Inventories Tables [Abstract]
Inventory current
NOTE 5—INVENTORIES:
Inventories, net of reserves, consisted of the following:
	December 31,
	2013	2012

	(U.S. $ in millions)
Finished products	$2,567	$2,871
Raw and packaging materials	1,576	1,754
Products in process	715	751
Materials in transit and payments on account	195	126

	$5,053	$5,502